Goodwill and Other Intangible Assets - Schedule of Goodwill Allocated Among the Reportable Segments (Details) - Photomedex, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Goodwill	$ 0		$ 3,581
CONSUMER [Member]
Goodwill	0	$ 1,039	3,519
PHYSICIAN RECURRING [Member]
Goodwill	$ 0		$ 62